INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 11. INCOME TAXES

The Company had $1,316,585 of deferred tax assets as of December 31, 2022 and did not have any significant deferred tax assets or liabilities as of December 31, 2021.

The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021
Deferred tax asset
Organizational costs/Startup expenses	$1,316,585	$272,783
Total deferred tax asset	1,316,585	272,783
Valuation allowance	(1,316,585)	(272,783)
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	December 31,	December 31,
	2022	2021
Federal:
Current	$591,919	$—
Deferred	(1,403,802)	(272,783)

State:
Current	$—	$—
Deferred	—	—
Change in valuation allowance	1,043,802	272,783
Income tax provision	$591,919	$—

As of December 31, 2022 or December 31, 2021, the Company did not have any material U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and for the period from January 4, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $1,043,802 and $272,783, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and December 31, 2021 is as follows:

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
Tax effects of change in fair value of warrant liability	(37.2)%	(117.0)%
Gain on deferred underwriting	(1.7)%	—
Net operating loss	0.3%	—
Tax effects of transaction costs allocated to warrant liability	—	78.0%
Change in valuation allowance	32.1%	18.0%
Income tax provision	14.5%	—%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.